STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share capital and Number of ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Non controlling interest [Member]	Total comprehensive income (loss) [Member]
Balance at Dec. 31, 2008	$ 154,914	$ 134	$ 247,356	$ (705)	$ (94,644)	$ 2,773
Balance, shares at Dec. 31, 2008		23,344,004
Exercise of stock options	87		87
Exercise of stock options, shares		6,313
Vesting of restricted share units
Vesting of restricted share units, shares		8,281
Exercise of options in EZchip Technologies	1,644		95			1,549
Stock-based compensation	4,400		4,400
Stock-based compensation in EZchip Technologies	945					945
Purchase of non-controlling interest in consideration of issuance of Company's equity instruments, net of issuance cost of $213 (see Note 13)	(213)	6	5,140			(5,359)
Purchase of non-controlling interest in consideration of issuance of Company's equity instruments, net of issuance cost of $213 (see Note 13), shares		956,392
Comprehensive income:
Unrealized gain (loss) on available-for-sale marketable securities	991			991			991
Unrealized gain (loss) on foreign currency cash flow hedges transactions, net	221			221			221
Net income	17,474				17,382	92	17,474
Total comprehensive income							18,686
Balance at Dec. 31, 2009	180,463	140	257,078	507	(77,262)
Balance, shares at Dec. 31, 2009		24,314,990
Issuance of shares (see Note 13)	1,072	1	1,071
Issuance of shares (see Note 13), shares		106,893
Exercise of stock options	7,988	8	7,980
Exercise of stock options, shares		1,604,915
Vesting of restricted share units
Vesting of restricted share units, shares		7,078
Stock-based compensation	5,830		5,830
Comprehensive income:
Unrealized gain (loss) on available-for-sale marketable securities	8			8			8
Unrealized gain (loss) on foreign currency cash flow hedges transactions, net	25			25			25
Net income	13,643				13,643		13,643
Total comprehensive income							13,676
Balance at Dec. 31, 2010	209,029	149	271,959	540	(63,619)
Balance, shares at Dec. 31, 2010	26,033,876	26,033,876
Exercise of stock options	8,082	6	8,076
Exercise of stock options, shares		814,525
Vesting of restricted share units
Vesting of restricted share units, shares		206,262
Stock-based compensation	8,606		8,606
Comprehensive income:
Unrealized gain (loss) on available-for-sale marketable securities	(618)			(618)			(618)
Unrealized gain (loss) on foreign currency cash flow hedges transactions, net	(882)			(882)			(882)
Net income	7,942				7,942		7,942
Total comprehensive income							6,442
Balance at Dec. 31, 2011	$ 232,159	$ 155	$ 288,641	$ (960)	$ (55,677)
Balance, shares at Dec. 31, 2011	27,054,663	27,054,663